Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	CRM Mutual Fund Trust
Entity Central Index Key	0001322252
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000037909
Shareholder Report [Line Items]
Fund Name	CRM All Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$122	1.20%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 22,955,782
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 154,876
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,955,782
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$154,876
Portfolio Turnover	74%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.6%
Utilities	2.0%
Energy	3.5%
Consumer Discretionary	5.4%
Health Care	7.5%
Real Estate	7.8%
Materials	11.9%
Industrials	12.1%
Financials	22.1%
Technology	26.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	5.1%
ACV Auctions, Inc.	3.8%
Citigroup, Inc.	3.5%
Capital One Financial Corporation	3.5%
First American Financial Corporation	3.4%
Charles Schwab Corporation (The)	3.3%
Global Payments, Inc.	3.3%
Vontier Corporation	2.9%
CCC Intelligent Solutions Holdings, Inc.	2.8%
Concentra Group Holdings Parent, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000037908
Shareholder Report [Line Items]
Fund Name	CRM All Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM All Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$148	1.45%

Expenses Paid, Amount	$ 148
Expense Ratio, Percent	1.45%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 22,955,782
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 154,876
InvestmentCompanyPortfolioTurnover	74.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$22,955,782
Number of Portfolio Holdings	43
Advisory Fee (net of waivers)	$154,876
Portfolio Turnover	74%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	1.6%
Utilities	2.0%
Energy	3.5%
Consumer Discretionary	5.4%
Health Care	7.5%
Real Estate	7.8%
Materials	11.9%
Industrials	12.1%
Financials	22.1%
Technology	26.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	5.1%
ACV Auctions, Inc.	3.8%
Citigroup, Inc.	3.5%
Capital One Financial Corporation	3.5%
First American Financial Corporation	3.4%
Charles Schwab Corporation (The)	3.3%
Global Payments, Inc.	3.3%
Vontier Corporation	2.9%
CCC Intelligent Solutions Holdings, Inc.	2.8%
Concentra Group Holdings Parent, Inc.	2.8%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000171454
Shareholder Report [Line Items]
Fund Name	CRM Long/Short Opportunities Fund
Class Name	Institutional Class
Trading Symbol	CRIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Long/Short Opportunities Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$185	1.85%

Expenses Paid, Amount	$ 185
Expense Ratio, Percent	1.85%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Performance Inception Date	Aug. 16, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 244,727,924
Holdings Count | Holding	89
Advisory Fees Paid, Amount	$ 3,533,738
InvestmentCompanyPortfolioTurnover	187.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$244,727,924
Number of Portfolio Holdings	89
Advisory Fee (net of waivers)	$3,533,738
Portfolio Turnover	187%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	89.0%
Money Market Funds	11.0%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	18.9%
Consumer Staples	-0.6%
Communications	0.2%
Real Estate	1.9%
Materials	3.2%
Energy	3.6%
Utilities	4.1%
Consumer Discretionary	4.5%
Health Care	7.1%
Money Market Funds	8.9%
Technology	14.2%
Financials	16.5%
Industrials	17.5%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Broadcom, Inc.	4.6%
Federated Hermes Treasury Obligations Fund, Institutional Shares	4.5%
Blackrock Liquidity Funds T-Fund, Institutional Shares	4.5%
Evercore Partners, Inc., Class A	3.6%
Capital One Financial Corporation	3.5%
First American Financial Corporation	3.4%
Clean Harbors, Inc.	3.1%
Skyline Champion Corporation	3.1%
Regal Rexnord Corporation	3.1%
BankUnited, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003538
Shareholder Report [Line Items]
Fund Name	CRM Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 304,560,728
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 2,586,412
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$304,560,728
Number of Portfolio Holdings	47
Advisory Fee	$2,586,412
Portfolio Turnover	88%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.4%
Common Stocks	98.1%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.9%
Energy	3.2%
Consumer Discretionary	6.6%
Health Care	7.0%
Utilities	7.1%
Real Estate	10.1%
Financials	13.9%
Materials	14.3%
Technology	14.8%
Industrials	21.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nisource, Inc.	4.0%
Vontier Corporation	3.6%
First American Financial Corporation	3.4%
Teledyne Technologies, Inc.	3.2%
Capital One Financial Corporation	3.2%
Regal Rexnord Corporation	3.2%
Atmos Energy Corporation	3.1%
CBRE Group, Inc., Class A	3.1%
AMETEK, Inc.	2.7%
Camden Property Trust	2.7%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003539
Shareholder Report [Line Items]
Fund Name	CRM Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$121	1.20%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 304,560,728
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 2,586,412
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$304,560,728
Number of Portfolio Holdings	47
Advisory Fee	$2,586,412
Portfolio Turnover	88%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.4%
Common Stocks	98.1%
Money Market Funds	1.5%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Money Market Funds	1.9%
Energy	3.2%
Consumer Discretionary	6.6%
Health Care	7.0%
Utilities	7.1%
Real Estate	10.1%
Financials	13.9%
Materials	14.3%
Technology	14.8%
Industrials	21.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Nisource, Inc.	4.0%
Vontier Corporation	3.6%
First American Financial Corporation	3.4%
Teledyne Technologies, Inc.	3.2%
Capital One Financial Corporation	3.2%
Regal Rexnord Corporation	3.2%
Atmos Energy Corporation	3.1%
CBRE Group, Inc., Class A	3.1%
AMETEK, Inc.	2.7%
Camden Property Trust	2.7%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003540
Shareholder Report [Line Items]
Fund Name	CRM Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,087,390
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 575,920
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,087,390
Number of Portfolio Holdings	43
Advisory Fee	$575,920
Portfolio Turnover	105%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Common Stocks	94.1%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.8%
Consumer Staples	1.8%
Health Care	4.4%
Energy	4.4%
Utilities	5.1%
Money Market Funds	6.2%
Materials	6.8%
Consumer Discretionary	7.5%
Real Estate	9.7%
Industrials	13.8%
Technology	15.3%
Financials	29.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capitol Federal Financial, Inc.	3.8%
Central Pacific Financial Corporation	3.8%
BankUnited, Inc.	3.5%
Concentra Group Holdings Parent, Inc.	3.3%
I3 Verticals, Inc., Class A	3.2%
Knowles Corporation	3.1%
Bank of Hawaii Corporation	3.0%
Moelis & Company, Class A	3.0%
Itron, Inc.	2.8%
Fulton Financial Corporation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003541
Shareholder Report [Line Items]
Fund Name	CRM Small Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$130	1.27%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.27%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 65,087,390
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 575,920
InvestmentCompanyPortfolioTurnover	105.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$65,087,390
Number of Portfolio Holdings	43
Advisory Fee	$575,920
Portfolio Turnover	105%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.9%
Common Stocks	94.1%
Money Market Funds	4.0%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-4.8%
Consumer Staples	1.8%
Health Care	4.4%
Energy	4.4%
Utilities	5.1%
Money Market Funds	6.2%
Materials	6.8%
Consumer Discretionary	7.5%
Real Estate	9.7%
Industrials	13.8%
Technology	15.3%
Financials	29.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Capitol Federal Financial, Inc.	3.8%
Central Pacific Financial Corporation	3.8%
BankUnited, Inc.	3.5%
Concentra Group Holdings Parent, Inc.	3.3%
I3 Verticals, Inc., Class A	3.2%
Knowles Corporation	3.1%
Bank of Hawaii Corporation	3.0%
Moelis & Company, Class A	3.0%
Itron, Inc.	2.8%
Fulton Financial Corporation	2.8%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003543
Shareholder Report [Line Items]
Fund Name	CRM Small/Mid Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CRIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	1.06%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.06%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 129,426,608
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,225,464
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$129,426,608
Number of Portfolio Holdings	44
Advisory Fee	$1,225,464
Portfolio Turnover	146%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.4%
Common Stocks	97.7%
Money Market Funds	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Money Market Funds	2.3%
Consumer Staples	2.7%
Utilities	3.4%
Energy	3.9%
Materials	6.6%
Real Estate	7.2%
Consumer Discretionary	7.4%
Health Care	8.8%
Technology	15.7%
Industrials	21.1%
Financials	21.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ciena Corporation	3.8%
First American Financial Corporation	3.7%
Bank of Hawaii Corporation	3.7%
ACV Auctions, Inc.	3.6%
Regal Rexnord Corporation	3.5%
BankUnited, Inc.	3.5%
Sun Communities, Inc.	3.2%
Evercore Partners, Inc., Class A	3.2%
Itron, Inc.	3.2%
Concentra Group Holdings Parent, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.

C000003544
Shareholder Report [Line Items]
Fund Name	CRM Small/Mid Cap Value Fund
Class Name	Investor Class
Trading Symbol	CRMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about CRM Small/Mid Cap Value Fund for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at http://www.crmfunds.com/funds-overview/shareholder-resources/documents/. You can also request this information by contacting us at 800-CRM-2883
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-CRM-2883
Additional Information Website	http://www.crmfunds.com/funds-overview/shareholder-resources/documents/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$125	1.23%

Expenses Paid, Amount	$ 125
Expense Ratio, Percent	1.23%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 129,426,608
Holdings Count | Holding	44
Advisory Fees Paid, Amount	$ 1,225,464
InvestmentCompanyPortfolioTurnover	146.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$129,426,608
Number of Portfolio Holdings	44
Advisory Fee	$1,225,464
Portfolio Turnover	146%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	1.4%
Common Stocks	97.7%
Money Market Funds	0.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.7%
Money Market Funds	2.3%
Consumer Staples	2.7%
Utilities	3.4%
Energy	3.9%
Materials	6.6%
Real Estate	7.2%
Consumer Discretionary	7.4%
Health Care	8.8%
Technology	15.7%
Industrials	21.1%
Financials	21.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Ciena Corporation	3.8%
First American Financial Corporation	3.7%
Bank of Hawaii Corporation	3.7%
ACV Auctions, Inc.	3.6%
Regal Rexnord Corporation	3.5%
BankUnited, Inc.	3.5%
Sun Communities, Inc.	3.2%
Evercore Partners, Inc., Class A	3.2%
Itron, Inc.	3.2%
Concentra Group Holdings Parent, Inc.	3.0%

Material Fund Change [Text Block]

Material Fund Changes

As further described in the Proxy Statement filed pursuant to Section 14(a) of the Securities and Exchange Act of 1934 on December 6, 2024, the Fund’s shareholders approved a new Board of Trustees at a special meeting of shareholders held on January 22, 2025. The new Trustees were seated and replaced the current members of the Board on January 22, 2025.